5. Convertible Notes Payable (Details - Convertible Notes Payable) (Sep. 2018 Note) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Convertible notes payable, principal	$ 992,591
Unamortized discount	(90,864)	$ (151,438)	$ (774,011)
Convertible notes payable, net	901,727	841,153	519,200
Accrued interest	9,943	55,701	5,391
November 2014 10% Convertible Notes [Member]
Convertible notes payable, principal	612,811
Unamortized discount	(56,098)
Convertible notes payable, net	556,713
Accrued interest	6,668
December 2016 10% Convertible Notes [Member]
Convertible notes payable, principal	379,780
Unamortized discount	(34,766)	(57,848)	(498,648)
Convertible notes payable, net	345,014	321,932	181,752
Accrued interest	$ 3,275	$ 21,315	$ 2,836